Submission	Feb. 11, 2025
Submission [Line Items]
Central Index Key	0000100885
Registrant Name	Union Pacific Corporation
Registration File Number	333-277044
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES